Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Vessel revenue	$ 540,786,000	$ 915,892,000	$ 704,325,000
Operating expenses
Vessel operating costs	(334,840,000)	(333,748,000)	(294,531,000)
Voyage expenses	(3,455,000)	(7,959,000)	(6,160,000)
Charterhire	0	0	(4,399,000)
Depreciation - owned or finance leased vessels	(197,467,000)	(194,268,000)	(180,052,000)
Depreciation - right of use assets for vessels	(42,786,000)	(51,550,000)	(26,916,000)
Impairment of vessels	0	(14,207,000)	0
Impairment of goodwill	0	(2,639,000)	0
General and administrative expenses	(52,746,000)	(66,187,000)	(62,295,000)
Total operating expenses	(631,294,000)	(670,558,000)	(574,353,000)
Operating (loss) / income	(90,508,000)	245,334,000	129,972,000
Other (expense) and income, net
Financial expenses	(144,104,000)	(154,971,000)	(186,235,000)
(Loss) / gain on repurchase/exchange of convertible notes	(5,504,000)	1,013,000	0
Financial income	3,623,000	1,249,000	8,182,000
Other income and (expenses), net	2,058,000	1,499,000	(409,000)
Total other expense, net	(143,927,000)	(151,210,000)	(178,462,000)
Net (loss) / income	(234,435,000)	94,124,000	(48,490,000)
Attributable to:
Equity holders of the parent	$ (234,435,000)	$ 94,124,000	$ (48,490,000)
(Loss) / earnings per share
Basic (in USD per share)	$ (4.28)	$ 1.72	$ (0.97)
Diluted (in USD per share)	$ (4.28)	$ 1.67	$ (0.97)
Basic weighted average shares outstanding (in shares)	54,718,709	54,665,898	49,857,998
Diluted weighted average shares outstanding (in shares)	54,718,709	56,392,311	49,857,998